SHARE-BASED INCENTIVE PLAN (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF RESTRICTED STOCK

A summary of the activity for the Company’s restricted stock was as follows:

Outstanding shares:	Common Shares	Weighted-Average Grant Date Fair Value

Balance at December 31, 2025	104,108	$8.79
Granted	23,411	$3.69
Forfeited	(7,246)	$7.31
Vested	(2,780)	$6.45
Balance at June 30, 2026	117,493	$7.92

A summary of the activity for the Company’s restricted stock was as follows:

Outstanding shares:	Common Shares	Weighted-Average Grant Date Fair Value

Balance at December 31, 2024	117,081	$12.34
Granted	97,685	$6.11
Adjusted for reverse split, net	1	N/A
Vested	(84,080)	$10.32
Forfeited	(26,579)	$9.73
Balance at December 31, 2025	104,108	$8.79